Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended					24 Months Ended			132 Months Ended
	Jan. 01, 2008	Nov. 30, 2016	Oct. 31, 2015	Apr. 30, 2011	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Income Taxes [Line Items]
Unified enterprise income tax rate	25.00%
Statutory income tax rate					25.00%	25.00%	25.00%	25.00%
Undistributed earnings from its PRC subsidiaries					$ 163,405								$ 163,405	¥ 1,123,491
Unrecognized tax benefits					$ 971		¥ 16,511			¥ 16,511			$ 971	6,677
Unrecognized tax benefits impact in the effective rate														1,896
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud")
Income Taxes [Line Items]
Preferential tax rate			15.00%		15.00%	15.00%	15.00%	15.00%
Preferential tax rate, additional term			3 years
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
Income Taxes [Line Items]
Preferential tax rate		15.00%			15.00%	15.00%	15.00%	15.00%
Preferential tax rate, additional term		3 years
Beijing 21Vianet Broad Band Data Center Co., Ltd. ("21Vianet Beijing")
Income Taxes [Line Items]
Preferential tax rate					15.00%	15.00%	15.00%	15.00%					15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
Income Taxes [Line Items]
Preferential tax rate				15.00%	15.00%	15.00%	25.00%	25.00%
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy")
Income Taxes [Line Items]
Unified enterprise income tax rate					25.00%	25.00%
Tax holiday, exemption rate								50.00%	50.00%	50.00%	100.00%	100.00%
Tax holiday reduction period									3 years		2 years
TAIWAN | DYX Taiwan
Income Taxes [Line Items]
Income tax rate					17.00%	17.00%	17.00%	17.00%
PRC
Income Taxes [Line Items]
Income tax rate on PRC tax resident enterprises					25.00%	25.00%
Net tax operating losses from PRC subsidiaries (in RMB)					$ 66,106								$ 66,106	454,513
Interest expenses (in RMB)					(402)	¥ (2,761)	¥ 674	¥ 2,779
Accumulated interest expenses (in RMB)					$ 315		¥ 4,929			¥ 4,929			$ 315	¥ 2,168
PRC | Minimum
Income Taxes [Line Items]
Net tax operating losses expiration year					2019	2019
PRC | Maximum
Income Taxes [Line Items]
Net tax operating losses expiration year					2028	2028
HONG KONG | 21Vianet Hong Kong Entities
Income Taxes [Line Items]
Withholding tax amount						¥ 0
Income tax rate					16.50%	16.50%	16.50%	16.50%
Non-PRC
Income Taxes [Line Items]
Withholding tax percent					10.00%	10.00%
British Virgin Islands | 21Vianet Hong Kong Entities
Income Taxes [Line Items]
Withholding tax amount						¥ 0